Business combination - Post Merger Operating Results For The Full Period - Aquadrill (Details) - USD ($) $ / shares in Units, $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Business Combination Segment Allocation [Line Items]
Basic loss per share from continuing operations (USD per share)	$ 37.25	$ (1.46)	$ 4.23	$ (5.70)
Diluted loss per share from continuing operations (USD per share)	$ 37.25	$ (1.46)	$ 4.12	$ (5.70)
Aquadrill LLC
Business Combination Segment Allocation [Line Items]
Operating revenue		$ 1,009	$ 1,580
Net income/(loss) from continuing operations		$ (111)	$ 262
Basic loss per share from continuing operations (USD per share)		$ (1.39)	$ 3.34
Diluted loss per share from continuing operations (USD per share)		$ (1.39)	$ 3.29